Asset retirement obligations ('ARO')	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations (“ARO”)
Asset retirement obligations ("ARO")
The reconciliation of the changes in the asset retirement obligations is presented below:

	Year ended December 31,
	2016	2015
Beginning balance, ARO liability	$35,165	$36,950
Additional ARO liability incurred	1,272	3,797
ARO liabilities settled	(1,930)	(5,514)
Accretion expense	1,903	1,818
Adjustments	(992)	(1,886)
Ending balance, ARO liability	$35,418	$35,165